Vessels, subsidiaries and other property, plant and equipment, Vessels (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		$ 1,283,710	$ 1,261,998
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		1,933,258	2,092,917	[1]
Additions		94,743	86
Transferred from vessel upgrades		33,917	8,690
Disposals		(9,040)	(168,435)
Balance, end of period		2,052,878	1,933,258
Cost [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			(72,687)
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(671,260)	(625,071)	[1]
Charge for the period		(106,948)	(121,738)
Disposals		9,040	75,549
Balance, end of period		(769,168)	(671,260)
Accumulated Depreciation and Impairment [Member] | Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			72,687
Advances for Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		4,583	372
Additions		29,345	12,900
Transferred to vessels		(33,917)	(8,690)
Balance, end of period		10	4,583
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		$ 1,239,435	1,232,380
Depreciation and amortisation expense [abstract]
Estimated useful life of assets		20 years
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		$ 1,834,769	1,979,237	[1]
Additions		94,743	96
Transferred from vessel upgrades		0	1,467
Disposals		0	(146,031)
Balance, end of period		1,929,513	1,834,769
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(602,390)	(573,817)	[1]
Charge for the period		(87,688)	(89,615)
Disposals		0	61,042
Balance, end of period		(690,077)	(602,390)
Vessels [Member] | Advances for Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		0	232
Additions		0	1,235
Transferred to vessels		0	(1,467)
Balance, end of period		0	0
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		26,201	25,826
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		46,617	54,368	[1]
Additions		0	(12)
Transferred from vessel upgrades		11,159	7,223
Disposals		(9,040)	(14,961)
Balance, end of period		48,736	46,617
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(20,792)	(17,766)	[1]
Charge for the period		(10,784)	(11,412)
Disposals		9,040	8,387
Balance, end of period		(22,535)	(20,792)
Drydock [Member] | Advances for Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		2,807	140
Additions		8,362	9,890
Transferred to vessels		(11,159)	(7,223)
Balance, end of period		10	2,807
EGCS [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels	[2]	$ 18,074	3,793
Depreciation and amortisation expense [abstract]
Estimated useful life of assets		3 years
EGCS [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[2]	$ 51,871	59,311	[1]
Additions	[2]	0	3
Transferred from vessel upgrades	[2]	22,758	0
Disposals	[2]	0	(7,443)
Balance, end of period	[2]	74,630	51,871
EGCS [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[2]	(48,079)	(33,488)	[1]
Charge for the period	[2]	(8,477)	(20,710)
Disposals	[2]	0	6,119
Balance, end of period	[2]	(56,556)	(48,079)
EGCS [Member] | Advances for Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[2]	1,776	0
Additions	[2]	20,983	1,776
Transferred to vessels	[2]	(22,758)	0
Balance, end of period	[2]	$ 0	$ 1,776

[1]	Correction of $72,687 thousand to reflect accurate historic cost and accumulated depreciation for remaining vessels. This correction of historical amounts has no impact on impairment, depreciation, net book value or any other income statements, cash flows or statements of financial position amounts in any of the periods presented.
[2]	Exhaust Gas Cleaning Systems (“EGCS”).